Medalist Partners Short Duration Fund
Schedule of Investments
August 31, 2025 (Unaudited)

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 24.6%	Par	Value
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(b)	$4,000,000	$4,091,634
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class B, 6.74%, 04/27/2058 (a)(b)	4,943,885	4,897,911
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 6.21% (1 mo. Term SOFR + 1.85%), 02/15/2042 (a)	6,000,000	6,010,970
BBCMS Trust
Series 2019-BWAY, Class A, 5.43% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,303,301	827,609
Series 2020-BID, Class B, 7.02% (1 mo. Term SOFR + 2.65%), 10/15/2037 (a)	5,000,000	4,998,882
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 6.03% (1 mo. Term SOFR + 1.66%), 05/15/2038 (a)	6,000,000	5,899,842
Series 2021-FL4, Class C, 6.23% (1 mo. Term SOFR + 1.86%), 05/15/2038 (a)	3,000,000	2,924,166
Series 2021-FL4, Class D, 6.73% (1 mo. Term SOFR + 2.36%), 05/15/2038 (a)	3,500,000	3,373,570
Series 2025-FL5, Class AS, 6.46% (1 mo. Term SOFR + 2.10%), 10/18/2042 (a)	4,000,000	3,976,241
BSPDF Issuer Ltd., Series 2025-FL2, Class E, 9.31% (1 mo. Term SOFR + 4.94%), 12/15/2042 (a)	3,000,000	3,049,730
BX Trust
Series 2021-BXMF, Class G, 7.83% (1 mo. Term SOFR + 3.46%), 10/15/2026 (a)	1,939,262	1,924,425
Series 2021-XL2, Class G, 7.32% (1 mo. Term SOFR + 2.96%), 10/15/2038 (a)	2,741,048	2,743,259
BXMT Ltd., Series 2020-FL2, Class C, 6.38% (1 mo. Term SOFR + 2.01%), 02/15/2038 (a)	5,050,000	4,943,985
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	2,550,000	2,653,244
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 8.00% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,925,000	2,936,919
Series 2024-HC3, Class C, 8.80% (1 mo. Term SOFR + 4.43%), 03/15/2041 (a)	4,100,000	4,126,781
Series 2024-HC3, Class D, 9.70% (1 mo. Term SOFR + 5.33%), 03/15/2041 (a)	1,995,000	2,010,423
Harvest Commercial Capital Loan Trust, Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,710,950	1,734,208
HGI CRE CLO Ltd., Series 2021-FL2, Class E, 6.92% (1 mo. Term SOFR + 2.56%), 09/17/2036 (a)	2,038,000	2,038,610
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.27% (1 mo. Term SOFR + 1.90%), 06/15/2038 (a)	1,400,000	1,271,085
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class M1, 4.94% (1 mo. Term SOFR + 0.61%), 03/25/2037 (a)	2,294,492	2,121,624
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (a)(b)	2,500,000	2,605,861
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 6.98% (1 mo. Term SOFR + 2.61%), 07/15/2036 (a)	1,000,000	999,880
Series 2021-FL7, Class E, 7.27% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	1,700,000	1,630,074
Series 2025-FL19, Class E, 8.30% (1 mo. Term SOFR + 3.94%), 05/18/2042 (a)	3,100,000	3,102,517
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	2,000,000	1,768,972
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class A, 3.40%, 09/13/2039 (a)	5,000,000	4,758,439
Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.96% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	2,250,000	2,339,438
Series 2023-01, Class B1, 14.10% (30 day avg SOFR US + 9.75%), 11/25/2053 (a)	665,000	768,073
Series 2025-01, Class B1, 9.55% (30 day avg SOFR US + 5.20%), 05/25/2055 (a)	3,500,000	3,642,775
TPG Real Estate Finance Issuer Ltd., Series 2021-FL4, Class C, 6.88% (1 mo. Term SOFR + 2.51%), 03/15/2038 (a)	5,000,000	4,996,402
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $95,623,270)		95,167,549

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 22.1%	Par	Value
Angel Oak Mortgage Trust LLC, Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(b)	620,000	449,291
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 5.90% (30 day avg SOFR US + 1.55%), 09/25/2031 (a)	1,375,209	1,384,230
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (b)	86,567	5,646
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(b)(c)	542,029	421,115
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(b)	1,938,526	1,903,313
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2050 (a)	1,009,438	981,004
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067 (a)(d)	854,734	852,233
COLT Funding LLC, Series 2022-7, Class M1, 6.26%, 04/25/2067 (a)(b)	2,000,000	1,999,360
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(b)	1,185,435	1,020,861
Eagle Re Ltd., Series 2023-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	318,004	319,340
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	1,332,072	1,308,269
FIGRE Trust 2023-HE1
Series 2024-HE5, Class A, 5.44%, 10/25/2054 (a)(b)	1,643,141	1,648,183
Series 2025-HE2, Class A, 5.78%, 03/25/2055 (a)(b)	1,953,377	1,973,439
Series 2025-HE3, Class C, 5.91%, 05/25/2055 (a)(b)	1,406,406	1,419,218
Series 2025-HE4, Class C, 5.71%, 07/25/2055 (a)(b)	1,930,751	1,942,751
GCAT, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(b)	1,955,101	1,866,225
Home RE Ltd., Series 2021-1, Class M2, 7.31% (30 day avg SOFR US + 2.96%), 07/25/2033 (a)	369,212	370,997
HTAP Trust, Series 2025-1, Class A, 6.50%, 11/25/2042 (a)	2,886,066	2,876,232
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (d)	932	927
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.75%, 04/25/2046 (a)(b)	2,058,004	2,011,446
Series 2019-6, Class B3, 4.26%, 12/25/2049 (a)(b)	3,765,523	3,519,914
Series 2023-HE3, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 05/20/2054 (a)	677,826	684,923
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 6.15% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	984,644	978,203
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 01/25/2029 (a)(d)	3,500,000	3,528,538
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(d)	1,651,700	1,671,971
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029 (a)(d)	1,500,000	1,518,823
Series 2025-NQM3, Class A3, 5.72%, 08/25/2070 (a)(d)	1,483,003	1,488,472
Point Securitization Trust, Series 2025-1, Class A1, 6.25%, 06/25/2055 (a)	1,476,882	1,489,406
Pretium Mortgage Credit Partners LLC, Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(d)	1,397,274	1,392,889
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058 (a)(d)	2,533,382	2,560,642
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039 (a)	3,000,000	2,979,232
Radnor RE Ltd., Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	456,324	459,660
Residential Mortgage Loan Trust Series, 2019-3, Class B1, 3.81%, 09/25/2059 (a)(b)	2,750,000	2,704,515
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(d)	647,577	657,899
Saluda Grade Mortgage Funding LLC
Series 2025-LOC4, Class M1, 6.65% (30 day avg SOFR US + 2.30%), 06/25/2055 (a)	1,000,000	1,004,996
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(d)	1,688,940	1,696,552
Sequoia Mortgage Trust, Series 2025-3, Class A2, 5.50%, 04/25/2055 (a)(b)	1,785,677	1,793,489
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(b)	762,597	761,099
Starwood Mortgage Residential Trust, Series 2021-SFR1, Class E, 6.18% (1 mo. Term SOFR + 1.81%), 04/17/2038 (a)	1,879,174	1,879,275
Toorak Mortgage Trust
Series 2024-2, Class A2, 8.65%, 10/25/2031 (a)(d)	3,000,000	3,041,899
Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(d)	3,738,000	3,780,066
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,000,000	2,050,951
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(b)	1,301,960	1,314,204
Unlock Hea Trust
Series 2024-1, Class A, 7.00%, 04/25/2039 (a)	2,993,490	3,007,416
Series 2025-1, Class A, 6.75%, 07/25/2041 (a)	1,500,000	1,503,800
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a)(d)	4,217,303	4,216,902
Series 2021-NP11, Class A1, 5.87%, 08/25/2051 (a)(d)	870,002	870,271
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(c)(d)	1,654,574	1,658,520
Series 2021-NPL6, Class A1, 6.24%, 04/25/2051 (a)(d)	353,358	353,510
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067 (a)(b)	972,078	948,618
Series 2022-INV1, Class M1, 5.78%, 08/25/2067 (a)(b)	3,000,000	2,992,367
Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)(d)	1,393,858	1,420,330
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	694,020	707,907
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $84,683,755)		85,391,339

COLLATERALIZED LOAN OBLIGATIONS - 22.0%	Par	Value
Antares CLO Ltd., Series 2021-1A, Class A1, 6.11% (3 mo. Term SOFR + 1.79%), 07/25/2033 (a)	5,500,000	5,513,926
Ares Direct Lending CLO LLC, Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.38%), 04/20/2038 (a)	2,500,000	2,495,050
BCC Middle Market CLO LLC
Series 2018-1A, Class A1R, 6.58% (3 mo. Term SOFR + 2.25%), 04/20/2036 (a)	5,000,000	5,030,170
Series 2023-2A, Class A1, 6.83% (3 mo. Term SOFR + 2.50%), 10/21/2035 (a)	2,500,000	2,509,975
Series 2024-1A, Class A1, 6.07% (3 mo. Term SOFR + 1.75%), 07/17/2036 (a)	4,000,000	4,008,465
BCRED BSL CLO Ltd., Series 2023-1A, Class A, 6.63% (3 mo. Term SOFR + 2.30%), 01/20/2036 (a)	2,950,000	2,958,779
Blackrock CLO Ltd.
Series 2022-1A, Class AR, 5.92% (3 mo. Term SOFR + 1.60%), 01/15/2038 (a)	3,750,000	3,757,867
Series 2023-1A, Class A1, 6.83% (3 mo. Term SOFR + 2.50%), 04/20/2035 (a)	2,100,000	2,101,791
Cerberus Loan Funding LP
Series 2023-2A, Class A1, 6.87% (3 mo. Term SOFR + 2.55%), 07/15/2035 (a)	1,500,000	1,521,161
Series 2024-4A, Class AN, 5.97% (3 mo. Term SOFR + 1.65%), 10/15/2036 (a)	3,000,000	3,008,429
Crown Point CLO Ltd., Series 2018-4A, Class A, 5.69% (3 mo. Term SOFR + 1.36%), 04/20/2031 (a)	317,173	317,382
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 6.12% (3 mo. Term SOFR + 1.80%), 07/15/2036 (a)	3,000,000	3,006,308
Fortress Credit Opportunities, Series 2024-23A, Class A1T, 6.52% (3 mo. Term SOFR + 2.20%), 04/15/2036 (a)	5,000,000	5,008,662
Golub Capital Partners CLO Ltd.
Series 2016-30A, Class AR2, 5.95% (3 mo. Term SOFR + 1.62%), 04/20/2034 (a)	6,750,000	6,762,083
Series 2023-69A, Class A, 6.58% (3 mo. Term SOFR + 2.35%), 11/09/2036 (a)	5,000,000	5,015,625
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.79% (3 mo. Term SOFR + 1.46%), 10/20/2034 (a)	3,650,000	3,654,486
KKR CLO Trust, Series 9, Class AR2, 5.53% (3 mo. Term SOFR + 1.21%), 07/15/2030 (a)	39,587	39,601
LCM LP, Series 33A, Class AR, 5.49% (3 mo. Term SOFR + 1.18%), 07/20/2034 (a)	4,000,000	4,000,000
Monroe Capital MML CLO Ltd., Series 2019-1A, Class AR, 5.97% (3 mo. Term SOFR + 1.76%), 11/22/2033 (a)	3,000,000	3,000,727
Owl Rock CLO Ltd.
Series 2020-3A, Class AR, 6.18% (3 mo. Term SOFR + 1.85%), 04/20/2036 (a)	2,330,000	2,344,791
Series 2022-7A, Class AR, 5.73% (3 mo. Term SOFR + 1.40%), 04/20/2038 (a)	4,000,000	3,997,736
Series 2023-12A, Class A1A, 6.88% (3 mo. Term SOFR + 2.55%), 07/20/2034 (a)	4,000,000	4,013,036
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.64% (3 mo. Term SOFR + 1.41%), 11/14/2034 (a)	2,030,000	2,032,132
PennantPark CLO Ltd., Series 2021-3A, Class A1, 6.21% (3 mo. Term SOFR + 1.88%), 10/22/2032 (a)	1,631,774	1,632,667
Saranac CLO, Series 2014-3A, Class ALR, 6.45% (3 mo. LIBOR US + 1.60%), 06/22/2030 (a)(e)	26,578	26,595
THL Credit Lake Shore MM CLO Ltd., Series 2021-1A, Class AR, 6.02% (3 mo. Term SOFR + 1.70%), 01/15/2037 (a)	4,500,000	4,507,749
Trinitas CLO Ltd., Series 2020-14A, Class A1R, 5.66% (3 mo. Term SOFR + 1.34%), 01/25/2034 (a)	1,100,000	1,101,045
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 5.44% (3 mo. Term SOFR + 1.11%), 10/20/2034 (a)	1,750,000	1,752,090
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $85,153,053)		85,118,328

ASSET-BACKED SECURITIES - 16.3%	Par	Value
ACHV ABS TRUST, Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	3,782,529	3,833,257
Affirm, Inc., Series 2023-B, Class 1C, 7.81%, 09/15/2028 (a)	2,450,000	2,452,617
Bayview Opportunity Master Fund VII 2024-EDU1 LLC, Series 2024-EDU1, Class A, 5.80% (30 day avg SOFR US + 1.45%), 06/25/2047 (a)	1,642,768	1,653,999
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	4,000,000	4,160,172
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (d)	1	1
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	794,397	793,781
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	2,708,675	2,906,934
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (a)	2,556,971	2,493,131
Oportun Financial Corp.
Series 2021-B, Class B, 1.96%, 05/08/2031 (a)	451,966	442,732
Series 2025-C, Class B, 4.93%, 07/08/2033 (a)	2,000,000	2,006,369
Series 2025-C, Class D, 5.91%, 07/08/2033 (a)	2,000,000	2,009,224
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	1,887,453	1,920,170
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	153,280	152,949
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	999,963	1,029,149
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	3,670,337	3,699,613
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	938,343	954,223
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	2,188,791	2,236,273
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	2,384,579	2,418,468
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	2,592,750	2,631,575
Series 2024-6, Class C, 7.07%, 11/15/2031 (a)	5,052,408	5,104,880
Series 2024-8, Class A, 5.33%, 01/15/2032 (a)	647,791	650,808
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.96% (30 day avg SOFR US + 0.61%), 01/25/2041	52,082	51,269
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	2,440,395	2,323,321
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	5,901,285	5,945,085
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	2,197,055	2,116,047
Upgrade Master Pass-Thru Trust, Series 2025-ST3, Class A, 5.98%, 06/15/2032 (a)	4,594,652	4,650,569
Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 06/20/2033 (a)	4,213,755	4,262,705
TOTAL ASSET-BACKED SECURITIES (Cost $62,516,579)		62,899,321

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.5%	Par	Value
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1M2, 8.11% (30 day avg SOFR US + 3.76%), 02/25/2040 (a)	1,983,000	2,059,981
Series 2021-R01, Class 1B1, 7.45% (30 day avg SOFR US + 3.10%), 10/25/2041 (a)	1,150,000	1,177,043
Series 2021-R01, Class 1M2, 5.90% (30 day avg SOFR US + 1.55%), 10/25/2041 (a)	1,196,198	1,202,745
Series 2021-R02, Class 2M2, 6.35% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	1,905,612	1,922,721
Series 2022-R01, Class 1M2, 6.25% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	1,300,000	1,313,221
Series 2023-R01, Class 1M2, 8.10% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,000,000	1,057,017
Series 2023-R04, Class 1M2, 7.90% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000	2,916,349
Series 2024-R01, Class 1B1, 7.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,200,000	1,239,157
Series 2024-R02, Class 1B1, 6.85% (30 day avg SOFR US + 2.50%), 02/25/2044 (a)	2,350,000	2,414,138
Series 2024-R03, Class 2B1, 7.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,000,000	1,032,632
Series 2024-R03, Class 2M2, 6.30% (30 day avg SOFR US + 1.95%), 03/25/2044 (a)	1,000,000	1,013,354
Series 2024-R05, Class 2B1, 6.35% (30 day avg SOFR US + 2.00%), 07/25/2044 (a)	2,596,000	2,618,843
Series 2025-R01, Class 1M2, 5.85% (30 day avg SOFR US + 1.50%), 01/25/2045 (a)	2,500,000	2,514,590
Federal National Mortgage Association, Series 2025-30, Class BA, 5.00%, 04/25/2052	1,858,714	1,851,054
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048 (a)(f)	29,416	28,547
Series 2020-HQA5, Class B1, 8.35% (30 day avg SOFR US + 4.00%), 11/25/2050 (a)	1,350,000	1,491,826
Series 2021-DNA1, Class B1, 7.00% (30 day avg SOFR US + 2.65%), 01/25/2051 (a)	1,060,000	1,114,848
Series 2021-DNA2, Class B1, 7.75% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000	2,302,091
Series 2021-DNA5, Class B1, 7.40% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	2,000,000	2,143,812
Series 2021-DNA6, Class M2, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2041 (a)	1,258,574	1,263,806
Series 2022-DNA1, Class M2, 6.85% (30 day avg SOFR US + 2.50%), 01/25/2042 (a)	2,500,000	2,548,670
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	7,500,000	7,739,784
Series 2022-DNA4, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	4,163,000	4,323,729
Series 2023-HQA2, Class M2, 8.20% (30 day avg SOFR US + 3.85%), 06/25/2043 (a)	1,000,000	1,064,310
Government National Mortgage Association, Series 2008-55, Class WT, 5.41%, 06/20/2037 (f)	4,363	4,367
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $46,888,532)		48,358,635

CORPORATE BONDS - 0.5%	Par	Value
Financial - 0.5%
Korth Direct Mortgage, Inc., 11.60%, 02/25/2026 (a)(d)(g)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $2,000,000)		1,891,250

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%(h)	Par	Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (b)(i)	251,233	159
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,567)		159

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(j)	14,160,673	14,160,673
TOTAL MONEY MARKET FUNDS (Cost $14,160,673)		14,160,673

TOTAL INVESTMENTS - 101.7% (Cost $391,027,429)		392,987,254
Liabilities in Excess of Other Assets - (1.7)%		(6,596,733)
TOTAL NET ASSETS - 100.0%		$386,390,521
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $375,178,950 or 97.1% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(c)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2025.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,891,250 or 0.5% of net assets as of August 31, 2025.

(h)	Represents less than 0.05% of net assets.
(i)	Interest only security.
(j)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Medalist Partners Short Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$–	$95,167,549	$–	$95,167,549
Non-Agency Residential Mortgage Backed Securities	–	85,391,339	–	85,391,339
Collateralized Loan Obligations	–	85,118,328	–	85,118,328
Asset-Backed Securities	–	62,899,321	–	62,899,321
Agency Residential Mortgage-Backed Securities	–	48,358,635	–	48,358,635
Corporate Bonds	–	–	1,891,250	1,891,250
Agency Commercial Mortgage Backed Securities	–	159	–	159
Money Market Funds	14,160,673	–	–	14,160,673
Total Investments	$14,160,673	$376,935,331	$1,891,250	$392,987,254

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was one transfer out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

	Investments in Securities, at Value

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of November 30, 2024	$251,328	$3,500,000	$1,891,250
Accrued discounts/premiums	-	-	15,981
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/(depreciation)	-	-	(15,981)
Purchases	-	-	-
Sales	-	-	-
Transfers in and/or out of Level 3	(251,328)	(3,500,000)	-
Balance as of August 31, 2025	$-	$-	$1,891,250

	Value	Valuation Technique(s)	Unobservable Input	Input/Range

Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56